Stock and Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock and Incentive Plans
Stock and Incentive Plans

11. Stock and Incentive Plans

2010 Stock Option and Equity Incentive Plan

In 2010, the Company adopted the 2010 Stock Option and Equity Incentive Plan (the Incentive Plan), which the Company’s shareholders approved in 2011. The maximum number of shares of common stock that may be issued pursuant to grants or options under the Incentive Plan is 1,000,000.  The Incentive Plan is administered by the Board of Directors and provides for both the direct award of stock and the grant of stock options to eligible directors, officers, employees and outside consultants of the Company or its affiliates as defined in the Incentive Plan. The Company may grant either incentive stock options or nonqualified stock options as directed in the Incentive Plan.

The Board authorized that the Incentive Plan provide for the award of 100,000 shares of direct stock awards (restricted shares) and 900,000 shares of stock options, of which 500,000 shares are performance‑based stock options. Options are generally granted with an exercise price equal to the market price of the Company’s stock at the date of the grant; those option awards generally vest based on 5 years of continuous service and have 10‑year contractual terms for non‑controlling participants as defined by the Incentive Plan, and forfeiture of unexercised options upon termination of employment with the Company. Other grant terms can vary for controlling participants as defined by the Incentive Plan. Restricted share awards generally vest after 4 years of continuous service. The terms of the Incentive Plan include a provision whereby all unearned non‑performance options and restricted shares become immediately exercisable and fully vested upon a change in control. The vesting of a performance‑based stock option is contingent upon a change of control and the achievement of specific performance criteria or other objectives set at the grant date.

With the adoption of the 2014 Omnibus Plan, which is discussed below, the Company does not plan to award any additional grants or options under the Incentive Plan.

During the three months ended March 31, 2015, the Company did not award any restricted stock units, non-performance‑based stock options or performance‑based stock options.

During the three months ended March 31, 2014, the Company awarded 20,000 non-performance‑based stock options and 40,000 performance‑based stock options. During the three months ended March 31, 2014, the Company did not award any restricted stock units.

Stock based compensation expense is measured based upon the fair market value of the award at the grant date and is recognized ratably over the period during which the shares are earned (the requisite service period). For the three months ended March 31, 2015 and 2014, approximately $21 and $121 of stock compensation expense related to the Incentive Plan, respectively, was recognized in the accompanying condensed consolidated statements of income.

 The fair value of each option award is estimated on the grant date using the Black‑Scholes option‑pricing model with the following assumptions used for the grants:

	For the Three Months Ended March 31,
	2015	2014
Dividend yield	—	0.00%
Expected life	—	10 years
Expected volatility	—	5.60%
Risk-free interest rate	—	2.71%

The expected life is based on the expected amount of time that options granted are expected to be outstanding. The dividend yield assumption is based on the Company’s history. The expected volatility is based on historical volatility of the Company. The risk‑free interest rates are based upon yields of U.S. Treasury issues with a term equal to the expected life of the option being valued.

A summary of option activity under the 2010 Incentive Plan for the three months ended March 31, 2015 and 2014, and changes during the years then ended is presented below:

2015
	Nonperformance-based stock options			Performance-based stock options
			Weighted		Weighted	Weighted
	Shares	Weighted	Average	Shares	Average	Average
	Underlying	Exercise	Contractual	Underlying	Exercise	Contractual
	Options	Price	Term	Options	Price	Term
Outstanding at beginning of year	352,500	$10.14	6.58 years	—	$—	—
Granted during the period	—	—		—	—
Forfeited during the period	—	—		—	—
Cancelled during the period	—	—		—	—
Exercised during the period	—	—		—	—
Outstanding at the end of period	352,500	$10.14	6.33 years	—	$—	—
Options exercisable at end of period	245,000	$10.05	6.10 years	—	$—	—
Weighted average fair value of options granted during the period		$—			$—

	2014
	Nonperformance-based stock options			Performance-based stock options
			Weighted		Weighted	Weighted
	Shares	Weighted	Average	Shares	Average	Average
	Underlying	Exercise	Contractual	Underlying	Exercise	Contractual
	Options	Price	Term	Options	Price	Term
Outstanding at beginning of year	327,500	$10.03	7.69 years	422,500	$10.02	8.0 years
Granted during the period	20,000	10.85		40,000	10.85
Forfeited during the period	—	—		—	—
Exercised during the period	—	—		—	—
Outstanding at the end of period	347,500	$10.07	7.57 years	462,500	$10.09	8.0 years
Options exercisable at end of period	179,800	$10.39	6.36 years	—	$—	—
Weighted average fair value of options granted during the period		$2.62			$2.74

As of March 31, 2015 and 2014, the aggregate intrinsic value was $1,350 and $983, respectively, for outstanding non-performance‑based stock options and $960 and $451, respectively, for exercisable non-performance‑based stock options.

As of March 31, 2015, there were no performance‑based stock options outstanding or exercisable. As of March 31, 2014, the aggregate intrinsic value was $1,300 for outstanding performance-based stock options. No performance-based stock options were exercisable as of March 31, 2014.

As of March 31, 2015 and 2014, there was approximately $186 and $381 respectively, of unrecognized compensation expense related to non-performance‑based stock options. The unrecognized compensation expense as of March 31, 2015 is expected to be recognized over the remaining weighted average requisite service period of 1.76 years.

As of March 31, 2015, there was no unrecognized compensation expense related to performance-based options.

 A summary of the status of the Company’s restricted stock units as of March 31, 2015 and 2014, and changes during the three months then ended is as follows:

	2015		2014
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at January 1,	62,250	$10.86	35,000	$10.00
Granted during the period	—	—	13,500	10.85
Vested during the period	(20,000)	10.00	—	—
Forfeited during the period	—	—	(250)	10.85
Nonvested at March 31,	42,250	$11.30	48,250	$10.25

As of March 31, 2015 and 2014, there was $258, and $247, respectively, of total unrecognized compensation expense related to nonvested restricted stock units. The compensation expense as of March 31, 2015 expected to be recognized over the remaining weighted average requisite service period of 2.32 years.

2014 Omnibus Plan

In September of 2014, the Company adopted an omnibus incentive plan or the 2014 Omnibus Plan (Omnibus Plan). The purpose of the Omnibus Plan is to align the long‑term financial interests of the employees, directors, consultants and other service providers with those of the shareholders, to attract and retain those employees, directors, consultants and other service providers by providing compensation opportunities that are competitive with other companies and to provide incentives to those individuals who contribute significantly to the Company’s long‑term performance and growth. To accomplish these goals, the Omnibus Plan permits the issuance of stock options, share appreciation rights, restricted shares, restricted share units, deferred shares, unrestricted shares and cash‑based awards. The maximum number of shares of the Company’s common stock that may be issued pursuant to grants or options under the Omnibus Plan is  1,000,000.

The Company granted 44,080 options and 25,474 restricted stock units to its employees and directors during the three months ended March 31, 2015 under the Omnibus Plan. The options vest equally over 3 years from the date of grant. The restricted stock units include a market condition based on the Company’s total shareholder return relative to a market index which determines the number of restricted stock units which may vest. The Company’s 2014 Omnibus Plan was not adopted until September of 2014. Accordingly, no restricted stock units or options were granted to its employees and directors during the three months ended March 31, 2014 under the Omnibus Plan.

The fair value of each option award is estimated on the grant date using the Black‑Scholes option‑pricing model with the following assumptions used for the grants:

	For the Three Months Ended March 31,
	2015	2014
Dividend yield	0.00%	—
Expected life	6 years	—
Expected volatility	37.00%	—
Risk-free interest rate	1.81%	—

The expected life is based on the expected amount of time that options granted are expected to be outstanding. The dividend yield assumption is based on the Company’s history. The expected volatility is based on historical volatility of the Company as well as the volatility of certain comparable public company peers. The risk‑free interest rates are based upon yields of U.S. Treasury issues with a term equal to the expected life of the option being valued.

A summary of the status of the Company’s options and restricted stock units as of March 31, 2015 and changes during the three months then ended is as follows:

2015
Nonperformance-based stock options
Weighted
	Shares	Weighted	Average
	Underlying	Exercise	Contractual
	Options	Price	Term
Outstanding at beginning of year	—	$—	—
Granted during the period	44,080	14.17
Forfeited during the period	—	—
Cancelled during the period	—	—
Exercised during the period	—	—
Outstanding at the end of period	44,080	$14.17	9.76 years
Options exercisable at end of period	—	$—	—
Weighted average fair value of options granted during the period		$5.46

As of March 31, 2015, there was no aggregate intrinsic value for outstanding non-performance-based stock options.

	2015
		Weighted
		Average
		Grant Date
	Shares	Fair Value
Nonvested at January 1,	82,903	$13.00
Granted during the period	25,474	14.17
Vested during the period	—	—
Forfeited during the period	—	—
Nonvested at March 31,	108,377	$13.28

For the three months ended March 31, 2015 approximately $18 and $69 of stock compensation expense awarded under the 2014 Omnibus Plan related to options and restricted stock units, respectively, which was recognized in the accompanying condensed consolidated statements of income.

As of March 31, 2015 there was $201 and $1,072 of total unrecognized compensation expense related to options and restricted stock units awarded under the 2014 Omnibus Plan, respectively. The compensation expense related to these options and restricted stock units is expected to be recognized over the remaining weighted average requisite service periods of 2.76 and 4.21 years, respectively.

19. Stock and Incentive Plans

2010 Stock Option and Equity Incentive Plan

        In 2010, the Company adopted the 2010 Stock Option and Equity Incentive Plan (the Incentive Plan), which the Company's shareholders approved in 2011. The maximum number of shares of common stock that may be issued pursuant to grants or options under the Incentive Plan is 1,000,000. The Incentive Plan is administered by the Board of Directors and provides for both the direct award of stock and the grant of stock options to eligible directors, officers, employees and outside consultants of the Company or its affiliates as defined in the Incentive Plan. The Company may grant either incentive stock options or nonqualified stock options as directed in the Incentive Plan.

        The Board authorized that the Incentive Plan provide for the award of 100,000 shares of direct stock awards (restricted shares) and 900,000 shares of stock options, of which 500,000 shares are performance-based stock options. Options are generally granted with an exercise price equal to the market price of the Company's stock at the date of the grant; those option awards generally vest based on 5 years of continuous service and have 10-year contractual terms for non-controlling participants as defined by the Incentive Plan, and forfeiture of unexercised options upon termination of employment with the Company. Other grant terms can vary for controlling participants as defined by the Incentive Plan. Restricted share awards generally vest after 4 years of continuous service. The terms of the Incentive Plan include a provision whereby all unearned non-performance options and restricted shares become immediately exercisable and fully vested upon a change in control. The vesting of a performance-based stock option is contingent upon a change of control and the achievement of specific performance criteria or other objectives set at the grant date.

        With the adoption the of the 2014 Omnibus Plan, which is discussed below, the Company does not plan to award any additional grants or options under the Incentive Plan.

        On October 9, 2014, the Company cancelled outstanding performance-based options to purchase 467,500 shares of Company common stock with a weighted average exercise price of $10.13 per share under the Incentive Plan, and granted 81,480 restricted stock units to 29 employees and directors under the 2014 Omnibus Plan. The Company accounted for cancellation of the equity awards and replacement as a modification of the original awards. The 81,480 restricted stock units fully vest five years from the date of the grant with 20% vesting each year. The incremental compensation cost resulting from the modification amounts to $1,059 which will be recognized over the 5 year vesting period net of expected forfeitures.

        During the year ended 2014, the Company awarded 28,500 restricted shares, 30,000 nonperformance-based stock options and 50,000 performance-based stock options.

        During the year ended 2013, the Company awarded 1,000 restricted shares, 10,000 nonperformance-based stock options and 10,000 performance-based stock options.

        Stock based compensation expense is measured based upon the fair market value of the award at the grant date and is recognized ratably over the period during which the shares are earned (the requisite service period). For the years ended December 31, 2014, 2013 and 2012, approximately $329, $323 and $255 of stock compensation expense related to the Incentive Plan, respectively, was recognized in the accompanying consolidated statements of income. As of December 31, 2014, there was approximately $230 of unrecognized compensation expense related to non-vested share-based compensation awards that is expected to be recognized over the remaining requisite service periods of the awards granted. As of December 31, 2013, there was approximately $1,670 of unrecognized compensation expense related to non-vested share-based compensation awards of which $844 that was expected to be recognized over the remaining requisite service periods of the awards granted. The remaining unrecognized compensation expense of $826 was not expected to be recognized as the certain performance criteria on the performance options were not expected to be achieved..

        The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions used for the grants:

	December 31,
	2014	2013
Dividend yield	0.00%	0.00%
Expected life	6.5 to 6.9 years	10 years
Expected volatility	5.6%	4.00%
Risk-free interest rate	2.54% to 2.85%	2.05% to 2.75%

       The expected life is based on the expected amount of time that options granted are expected to be outstanding. The dividend yield assumption is based on the Company's history. The expected volatility is based on historical volatility of the Company. The risk-free interest rates are based upon yields of U.S. Treasury issues with a term equal to the expected life of the option being valued.

        A summary of option activity under the 2010 Incentive Plan as of December 31, 2014 and 2013, and changes during the years then ended is presented below:

	2014
	Nonperformance-based stock options			Performance-based stock options
	Shares Underlying Options	Weighted Exercise Price	Weighted Average Contractual Term	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Term
Outstanding at beginning of year	327,500	$10.03	7.69 years	422,500	$10.02	8.0 years

Granted during the year	30,000	11.53		50,000	11.26
Forfeited during the year	(5,000)	10.85		(5,000)	10.85
Cancelled	—	—		(467,500)	10.14
Exercised during the year	—	—		—	—

Outstanding at the end of year	352,500	$10.14	6.58 years	—	—	—

Options exercisable at end of year	189,000	$10.05	6.37 years	—	$—	—

Weighted average fair value of options granted during the year		$1.94			$2.03

	2013
	Nonperformance-based stock options			Performance-based stock options
	Shares Underlying Options	Weighted Exercise Price	Weighted Average Contractual Term	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Term
Outstanding at beginning of year	332,500	$10.00	8.18 years	432,500	$10.00	8.0 years

Granted during the year	10,000	10.85		10,000	10.85
Forfeited during the year	(15,000)	10.00		(20,000)	10.00
Exercised during the year	—	—		—	—

Outstanding at the end of year	327,500	$10.03	7.69 years	422,500	$10.02	8.0 years

Options exercisable at end of year	115,500	$10.00	7.02 years	—	$—	—

Weighted average fair value of options granted during the year		$2.51			$2.51

        As of December 31, 2014 and 2013, the aggregate intrinsic value was $1,420 and $939, respectively, for outstanding nonperformance-based options and $780 and $335, respectively, for exercisable nonperformance-based stock options.

        As of December 31, 2014 no performance-based stock options were outstanding or excercisable . As of December 31, 2013, the aggregate intrinsic value was $1,216 for performance-based stock options. No performance-based stock options were exercisable as of December 31, 2013.

        As of December 31, 2014 and 2013, there was $230 and $1,520, respectively, of total unrecognized compensation expense related to non-vested option shares, of which $230 and $402, respectively, was related to the nonperformance-based stock options. The nonperformance-based stock option expense as of December 31, 2014 will be recognized over the remaining weighted average requisite service period of 2.33 years. Expense associated with the performance-based stock options was based on the probability of future changes in control and other market conditions. During 2014 all of the outstanding performance-based options were cancelled and replaced with restricted stock units awarded under 2014 Omnibus Plan. Accordingly, there is no unrecognized compensation expense for these performance-based options as of December 31, 2014. During 2013, management determined that one performance condition had been met and expensed a portion of the performance-based option expense. Total unrecognized compensation expense related to these performance-based options as of December 31, 2013 was approximately $349, and was expected to be recognized over the remaining weighted average requisite service period of 7 years. Management did not anticipate meeting the other market conditions in the foreseeable future; therefore, no performance-based stock option expense related to these conditions was recorded for the year ended December 31, 2013.

        A summary of the status of the Company's restricted shares as of December 31, 2014 and 2013, and changes during the years then ended is as follows:

	2014		2013
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1,	35,000	$10.02	40,000	$10.00
Granted during the year	28,500	11.93	1,000	10.85
Vested during the year	—	—	—	—
Forfeited during the year	(1,250)	10.85	(6,000)	10.00

Nonvested at December 31,	62,250	$10.86	35,000	$10.02

        As of December 31, 2014 and 2013, there was $286, and $150, respectively, of total unrecognized compensation expense related to nonvested restricted shares. The compensation expense as of December 31, 2014 expected to be recognized over the remaining weighted average requisite service period of 1.74 years.

2014 Omnibus Plan

        In September of 2014, the Company adopted an omnibus incentive plan or the 2014 Omnibus Plan (Omnibus Plan). The purpose of the Omnibus Plan is to align the long-term financial interests of the employees, directors, consultants and other service providers with those of the shareholders, to attract and retain those employees, directors, consultants and other service providers by providing compensation opportunities that are competitive with other companies and to provide incentives to those individuals who contribute significantly to the Company's long-term performance and growth. To accomplish these goals, the Omnibus Plan permits the issuance of stock options, share appreciation rights, restricted shares, restricted share units, deferred shares, unrestricted shares and cash-based awards. The maximum number of shares of the Company's common stock that may be issued pursuant to grants or options under the Omnibus Plan is 1,000,000.

        On October 9, 2014, the Company cancelled outstanding performance-based options to purchase 467,500 shares of Company common stock with a weighted average exercise price of $10.13 per share under the Incentive Plan, and granted approximately 81,480 restricted stock units to 29 employees and directors under the 2014 Omnibus Plan. The Company accounted for cancellation of the equity awards and replacement as a modification of the original awards. The 81,480 restricted stock units fully vest five years from the date of the grant with 20% vesting each year. The incremental compensation cost resulting from the modification amounts to $1,059 which will be recognized over the 5 year vesting period net of expected forfeitures.

        In addition to the 81,480 restricted units granted in conjunction with the cancellation of peformance based options, the Company granted an additional 8,223 restricted stock units to its employees and directors during 2014 under the Omnibus Plan. As of December 31, 2014, 89,903 restricted stock units had been granted under the Omnibus Plan.

        A summary of the status of the Company's restricted stock units as of December 31, 2014, and changes during the years then ended is as follows:

	2014
	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1,	—	—
Granted during the year	89,703	13.00
Vested during the year	(7,000)	—
Forfeited during the year	—	—

Nonvested at December 31,	82,903	$13.00

        For the years ended December 31, 2014 approximately $126 was recognized of stock compensation expense in the accompanying consolidated statements of income. As of December 31, 2014 there was $922 of total unrecognized compensation expense related to nonvested restricted stock units. The compensation expense is expected to be recognized over the remaining weighted average requisite service period of 4.74 years.